                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02978

Morgan Stanley American Opportunities Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2005

Date of reporting period: June 30, 2005

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley American Opportunities Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the six months ended June 30, 2005

Total Return for the 6 Months Ended June 30, 2005

Class A	Class B	Class C	Class D	Russell 1000® Growth Index[1]	Lipper Large-Cap Growth Funds Index[2]
−1.47%	−1.86%	−1.84%	−1.36%	−1.72%	−1.28%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Following a brisk and upbeat close to 2004, the U.S. equity market slowed its pace in the first part of 2005. Sentiment shifted and stocks retreated as investors sold shares to lock in gains. Against the backdrop of rising oil prices, mixed economic data, continued increases to the federal funds target rate, and the prospect of a global economic slowdown, investors worried about the prospect of "stagflation" (a climate marked by both stagnant growth and inflation). Anxiety increased as disappointing news from corporate bellwethers General Motors and Ford Motor cast a shadow across the auto and auto related industries, and the market overall.

After reaching a low point in April, the market rebounded during the final two months of the period. Encouraging retail sales and payroll data, an upward revision of first-quarter gross domestic product and strengthening consumer confidence were among the factors that raised investor sentiment. Investors also seemed encouraged by merger and acquisition activity and by signals that the Federal Reserve might be nearing the end of its rate-tightening cycle.

Mid- and small-cap stocks generally outperformed large-caps during the period, while many growth-oriented stocks lagged their value counterparts.

Performance Analysis

Morgan Stanley American Opportunities Fund Class A and D shares outperformed the Russell 1000® Growth Index and Class B and C shares underperformed this Index for the six-month period ended June 30, 2005, assuming no deduction of applicable sales charges. The Fund underperformed the Lipper Large-Cap Growth Funds Index for the same period. Overall, favorable sector allocation drove outperformance relative to the Russell 1000® Growth benchmark, offsetting stock selection, which detracted from performance. Within the energy sector, the Fund benefited from positions in crude oil producers and coal stocks. International integrated oil stocks further enhanced performance. Within financial services, contributors included securities brokerage and services and multi-line insurance stocks. Relative performance was also helped by positioning in the healthcare management services and medical-and-dental instruments-and-supplies industries.

In contrast, areas of weakness for the Fund included the materials and processing sector, where stock selection in gold companies had a negative impact. Within the consumer discretionary sector, exposure to the Internet and hotel/motel industry tempered overall gains. An underweighted position relative to the benchmark in drug and grocery store chains impeded performance. The Fund's technology stake modestly detracted from performance, due to stock selection in the communications technology industry.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Google, Inc. (Class A)	5.1%
Johnson & Johnson	4.3
UnitedHealth Group Inc.	4.2
Target Corp.	4.1
eBay, Inc.	3.4
Dell, Inc.	3.3
Yahoo!, Inc.	3.2
Carnival Corp.	3.1
Alcon, Inc. (Switzerland)	3.0
Intel Corp.	2.8

TOP FIVE INDUSTRIES
Internet Software/Services	8.3%
Other Consumer Services	5.8
Medical Specialties	5.3
Managed Health Care	5.2
Semiconductors	5.0

Data as of June 30, 2005. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least 65 percent of its assets in a diversified portfolio of common stocks (including depositary receipts). At least 80 percent of the Fund's assets are invested in securities issued by companies traded on a U.S. securities exchange or issued by the U.S. Government, its agencies or instrumentalities. The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., invests in companies that it believes have earnings growth potential. The Investment Adviser utilizes a process, known as sector rotation that emphasizes industry selection. The Investment Adviser invests in those industries that it believes will have the strongest relative earnings growth potential given the projected economic outlook. After selecting the Fund's target industries, the Investment Adviser then selects specific companies within those industries whose prospects are deemed attractive after assessing company fundamentals and valuation screens.

For More Information About
Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 800-869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended June 30, 2005

	Class A Shares* (since 07/28/97)		Class B Shares** (since 03/27/80)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	AMOAX		AMOBX		AMOCX		AMODX
1 Year	5.16%	[3]	4.33%	[3]	4.38%	[3]	5.41%	[3]
	(0.36)	[4]	(0.67)	[4]	3.38	[4]	—
5 Years	(7.31)	[3]	(8.01)	[3]	(8.01)	[3]	(7.11)	[3]
	(8.31)	[4]	(8.33)	[4]	(8.01)	[4]	—
10 Years	—		7.57	[3]	—		—
	—		7.57	[4]	—		—
Since Inception	4.01	[3]	11.32	[3]	3.23	[3]	4.25	[3]
	3.31	[4]	11.32	[4]	3.23	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Russell 1000® Growth Index measures the performance of those companies in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Large-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/05 – 06/30/05.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD *
	01/01/05	06/30/05	01/01/05 – 06/30/05
Class A
Actual (–1.47% return)	$1,000.00	$985.30	$4.92
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.84	$5.01
Class B
Actual (–1.86% return)	$1,000.00	$981.40	$8.65
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.07	$8.80
Class C
Actual (–1.84% return)	$1,000.00	$981.60	$8.35
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.36	$8.50
Class D
Actual (–1.36% return)	$1,000.00	$986.40	$3.74
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.03	$3.81

*	Expenses are equal to the Fund's annualized expense ratio of 1.00%, 1.76%, 1.70% and 0.76% respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was better than its performance peer group average for all three periods. The Board concluded that the Fund's performance was satisfactory.

Fees Relative to Other Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement. The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and the total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was lower than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report for the Fund; and (ii) the Fund's total expense ratio was also lower than the average total expense ratio of the funds included in the Fund's expense peer group. The Board concluded that the Fund's management fee and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Fund through an electronic trading system network ("ECN"). The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Fund's Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley American Opportunities Fund

Portfolio of Investments June 30, 2005 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.1%)
	Advertising/Marketing Services (1.5%)
655,000	Getty Images, Inc.*	$48,640,300
	Apparel/Footwear Retail (0.9%)
890,400	Chico's FAS, Inc.*	30,522,912
	Biotechnology (4.6%)
406,100	Amgen Inc.*	24,552,806
642,500	Genentech, Inc.*	51,579,900
592,700	Genzyme Corp.*	35,615,343
916,424	Gilead Sciences, Inc.*	40,313,492
		152,061,541
	Casino/Gaming (2.4%)
746,300	Station Casinos, Inc.	49,554,320
645,400	Wynn Resorts, Ltd.*	30,508,058
		80,062,378
	Chemicals: Agricultural (3.5%)
961,400	Monsanto Co.	60,443,218
555,300	Potash Corp. of Saskatchewan, Inc. (Canada)	53,075,574
		113,518,792
	Coal (0.6%)
369,400	Peabody Energy Corp.	19,223,576
	Computer Processing Hardware (4.5%)
1,087,100	Apple Computer, Inc.*	40,016,151
2,703,250	Dell, Inc.*	106,805,407
		146,821,558
	Data Processing Services (0.8%)
767,800	CheckFree Corp.*	26,151,268
	Discount Stores (4.1%)
2,497,100	Target Corp.	135,867,211
	Electronics/Appliance Stores (1.5%)
740,400	Best Buy Co., Inc.	50,754,420
	Financial Publishing/Services (1.5%)
1,107,600	Moody's Corp.	49,797,696
	Food: Major Diversified (3.8%)
552,900	Campbell Soup Co.	17,012,733
577,700	Kellogg Co.	25,672,988
1,521,700	PepsiCo, Inc.	82,065,281
		124,751,002
	Home Improvement Chains (1.7%)
1,423,700	Home Depot, Inc. (The)	$55,381,930
	Hotels/Resorts/Cruiselines (3.1%)
1,887,700	Carnival Corp. (Panama)	102,974,035
	Household/Personal Care (2.3%)
706,350	Gillette Co. (The)	35,762,501
755,500	Procter & Gamble Co. (The)	39,852,625
		75,615,126
	Industrial Conglomerates (3.2%)
2,410,200	General Electric Co.	83,513,430
444,200	United Technologies Corp.	22,809,670
		106,323,100
	Information Technology Services (0.7%)
509,100	Cognizant Technology Solutions Corp. (Class A)*	23,993,883
	Integrated Oil (1.8%)
1,218,600	Suncor Energy, Inc. (Canada)	57,664,152
	Internet Software/Services (8.3%)
566,950	Google, Inc. (Class A)*	166,768,343
3,041,500	Yahoo!, Inc.*	105,387,975
		272,156,318
	Investment Banks/Brokers (4.2%)
60,000	Chicago Mercantile Exchange Holding Inc.	17,730,000
696,175	Goldman Sachs Group Inc. (The)	71,023,773
471,250	Legg Mason, Inc.	49,061,838
		137,815,611
	Major Telecommunications (2.1%)
2,730,500	Sprint Corp.	68,508,245
	Managed Health Care (5.2%)
708,600	Caremark Rx, Inc.*	31,546,872
2,649,900	UnitedHealth Group, Inc.	138,165,786
		169,712,658
	Medical Specialties (5.3%)
895,400	Alcon, Inc. (Switzerland)	97,911,990
1,100,500	Medtronic, Inc.	56,994,895
414,700	St. Jude Medical, Inc.*	18,085,067
		172,991,952

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Portfolio of Investments June 30, 2005 (unaudited) continued

NUMBER OF SHARES		VALUE
	Miscellaneous Commercial Services (0.5%)
376,100	Bright Horizons Family Solutions, Inc.*	$15,314,792
	Multi-Line Insurance (1.0%)
445,400	Hartford Financial Services Group, Inc. (The)	33,307,012
	Oil & Gas Production (2.8%)
3,017,500	Ultra Petroleum Corp. (Canada)*	91,611,300
	Other Consumer Services (5.8%)
1,022,807	Apollo Group, Inc. (Class A)*	80,003,963
3,332,100	eBay, Inc.*	109,992,621
		189,996,584
	Other Metals/Minerals (1.2%)
896,700	Cameco Corporation (Canada)	40,127,325
	Packaged Software (0.9%)
1,040,700	Adobe Systems, Inc.	29,784,834
	Personnel Services (0.1%)
167,900	Monster Worldwide, Inc.*	4,815,372
	Pharmaceuticals: Major (4.9%)
2,179,300	Johnson & Johnson	141,654,500
1,028,900	Schering-Plough Corp.	19,610,834
		161,265,334
	Property – Casualty Insurers (1.0%)
11,511	Berkshire Hathaway, Inc. (Class A)*	32,040,868
	Recreational Products (0.7%)
628,500	Shanda Interactive Entertainment Ltd. (ADS) (Cayman Islands)*	23,122,515
	Semiconductors (5.0%)
3,524,000	Intel Corp.	91,835,440
1,863,900	Marvell Technology Group Ltd. (Bermuda)*	70,902,756
		162,738,196
	Specialty Telecommunications (1.1%)
1,818,674	Crown Castle International Corp.*	$36,955,456
	Telecommunication Equipment (1.4%)
828,400	Corning, Inc.*	13,768,008
928,900	QUALCOMM Inc.	30,662,989
		44,430,997
	Wireless Telecommunications (3.1%)
745,400	America Movil S.A. de C.V. (Series L) (ADR) (Mexico)	44,433,294
1,786,600	Nextel Communications, Inc. (Class A)*	57,725,046
		102,158,340
	Total Common Stocks (Cost $2,734,686,429)	3,188,978,589

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investment (1.4%)
Repurchase Agreement
$45,766	Joint repurchase agreement account 3.35% due 07/01/05 (dated 06/30/05; proceeds $45,770,429) (a) (Cost $45,766,000)	45,766,000

Total Investments (Cost $2,780,452,429) (b)	98.5%	3,234,744,589
Other Assets in Excess of Liabilities	1.5	48,587,051
Net Assets	100.0%	$3,283,331,640

ADR	American Depositary Receipt.
ADS	American Depositary Shares.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $496,608,306 and the aggregate gross unrealized depreciation is $42,316,146, resulting in net unrealized appreciation of $454,292,160.

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Summary of Investments June 30, 2005 (unaudited)

INDUSTRY	VALUE	PERCENT OF NET ASSETS
Internet Software/Services	$272,156,318	8.3%
Other Consumer Services	189,996,584	5.8
Medical Specialties	172,991,952	5.3
Managed Health Care	169,712,658	5.2
Semiconductors	162,738,196	5.0
Pharmaceuticals: Major	161,265,334	4.9
Biotechnology	152,061,541	4.6
Computer Processing Hardware	146,821,558	4.5
Investment Banks/Brokers	137,815,611	4.2
Discount Stores	135,867,211	4.1
Food: Major Diversified	124,751,002	3.8
Chemicals: Agricultural	113,518,792	3.5
Industrial Conglomerates	106,323,100	3.2
Hotels/Resorts/Cruiselines	102,974,035	3.1
Wireless Telecommunications	102,158,340	3.1
Oil & Gas Production	91,611,300	2.8
Casino/Gaming	80,062,378	2.4
Household/Personal Care	75,615,126	2.3
Major Telecommunications	68,508,245	2.1
Integrated Oil	57,664,152	1.8
Home Improvement Chains	55,381,930	1.7
Electronics/Appliance Stores	50,754,420	1.5
Financial Publishing/Services	$49,797,696	1.5%
Advertising/Marketing Services	48,640,300	1.5
Repurchase Agreement	45,766,000	1.4
Telecommunication Equipment	44,430,997	1.4
Other Metals/Minerals	40,127,325	1.2
Specialty Telecommunications	36,955,456	1.1
Multi-Line Insurance	33,307,012	1.0
Property – Casualty Insurers	32,040,868	1.0
Apparel/Footwear Retail	30,522,912	0.9
Packaged Software	29,784,834	0.9
Data Processing Services	26,151,268	0.8
Information Technology Services	23,993,883	0.7
Recreational Products	23,122,515	0.7
Coal	19,223,576	0.6
Miscellaneous Commercial Services	15,314,792	0.5
Personnel Services	4,815,372	0.1
	$3,234,744,589	98.5%

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Financial Statements

Statements of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Investments in securities, at value (cost $2,780,452,429)	$3,234,744,589
Cash	966
Receivable for:
Investments sold	62,387,631
Dividends	1,307,766
Shares of beneficial interest sold	831,495
Foreign withholding taxes reclaimed	6,324
Interest	4,259
Prepaid expenses and other assets	205,556
Total Assets	3,299,488,586
Liabilities:
Payable for:
Shares of beneficial interest redeemed	7,893,997
Investments purchased	4,841,513
Distribution fee	1,530,426
Investment advisory fee	1,166,784
Administration fee	220,705
Accrued expenses and other payables	503,521
Total Liabilities	16,156,946
Net Assets	$3,283,331,640
Composition of Net Assets:
Paid-in-capital	$6,506,307,942
Net unrealized appreciation	454,292,400
Accumulated net investment loss	(11,192,636)
Accumulated net realized loss	(3,666,076,066)
Net Assets	$3,283,331,640
Class A Shares:
Net Assets	$1,229,571,937
Shares Outstanding (unlimited authorized, $.01 par value)	51,102,848
Net Asset Value Per Share	$24.06
Maximum Offering Price Per Share,
(net asset value plus 5.54% of net asset value)	$25.39
Class B Shares:
Net Assets	$1,380,785,420
Shares Outstanding (unlimited authorized, $.01 par value)	60,990,289
Net Asset Value Per Share	$22.64
Class C Shares:
Net Assets	$126,438,592
Shares Outstanding (unlimited authorized, $.01 par value)	5,640,207
Net Asset Value Per Share	$22.42
Class D Shares:
Net Assets	$546,535,691
Shares Outstanding (unlimited authorized, $.01 par value)	22,246,680
Net Asset Value Per Share	$24.57

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Financial Statements continued

Statement of Operations

For the six months ended June 30, 2005 (unaudited)

Net Investment Loss:
Income
Dividends (net of $421,814 foreign withholding tax)	$13,134,348
Interest	1,454,750
Total Income	14,589,098
Expenses
Distribution fee (Class A shares)	735,431
Distribution fee (Class B shares)	10,942,317
Distribution fee (Class C shares)	628,108
Investment advisory fee	7,370,843
Transfer agent fees and expenses	4,090,404
Administration fee	1,401,439
Shareholder reports and notices	252,406
Custodian fees	82,750
Professional fees	37,830
Registration fees	35,354
Trustees' fees and expenses	29,335
Other	82,738
Total Expenses	25,688,955
Net Investment Loss	(11,099,857)
Net Realized and Unrealized Gain (Loss):
Net Realized Gain on:
Investments	38,052,338
Foreign exchange transactions	29,860
Net Realized Gain	38,082,198
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(109,487,903)
Translation of other assets and liabilities denominated in foreign currencies	(9,825)
Net Depreciation	(109,497,728)
Net Loss	(71,415,530)
Net Decrease	$(82,515,387)

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JUNE 30, 2005	FOR THE YEAR ENDED DECEMBER 31, 2004
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(11,099,857)	$(12,364,509)
Net realized gain	38,082,198	328,723,464
Net change in unrealized appreciation	(109,497,728)	(30,924,233)
Net Increase (Decrease)	(82,515,387)	285,434,722
Net decrease from transactions in shares of beneficial interest	(641,732,077)	(1,437,633,024)
Net Decrease	(724,247,464)	(1,152,198,302)
Net Assets:
Beginning of period	4,007,579,104	5,159,777,406
End of Period
(Including accumulated net investment losses of $11,192,636 and $92,779, respectively)	$3,283,331,640	$4,007,579,104

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Notes to Financial Statements June 30, 2005 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley American Opportunities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth consistent with an effort to reduce volatility. The fund was incorporated in Maryland in 1979, commenced operations on March 27, 1980 and was reorganized as a Massachusetts business trust on April 6, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and

Morgan Stanley American Opportunities Fund

Notes to Financial Statements June 30, 2005 (unaudited) continued

(8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included

Morgan Stanley American Opportunities Fund

Notes to Financial Statements June 30, 2005 (unaudited) continued

in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

I.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.545% to the portion of daily net assets not exceeding $250 million; 0.42% to the portion of daily net assets exceeding $250 million but not exceeding $2.5 billion; 0.395% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.37% to the portion of daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; and to 0.345% to the portion of daily net assets in excess of $4.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain

Morgan Stanley American Opportunities Fund

Notes to Financial Statements June 30, 2005 (unaudited) continued

distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $60,391,316 at June 30, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.94%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $2,338,370 and $8,488, respectively and received $45,780 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2005, aggregated $1,701,696,846 and $2,363,380,260, respectively. Included in the aforementioned are purchases and sales with other Morgan Stanley funds of $11,398,047 and $1,851,360, respectively, including a net realized gain of $9,261.

For the six months ended June 30, 2005, the Fund incurred brokerage commissions of $398,589 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund. At June 30, 2005, the Fund's receivable for securities sold included unsettled trades with Morgan Stanley & Co., Inc. of $16,825,903.

Morgan Stanley American Opportunities Fund

Notes to Financial Statements June 30, 2005 (unaudited) continued

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At June 30, 2005, the Fund had transfer agent fees and expenses payable of approximately $168,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended June 30, 2005 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,490. At June 30, 2005, the Fund had an accrued pension liability of $87,779 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of December 31, 2004, the Fund had a net capital loss carryforward of $3,692,908,476 of which $49,567,498 will expire on December 31, 2008, $2,417,413,858 will expire on December 31, 2009 and $1,225,927,120 will expire on December 31, 2010 to offset future capital gains to the extent provided by regulations.

As of December 31, 2004, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

Morgan Stanley American Opportunities Fund

Notes to Financial Statements June 30, 2005 (unaudited) continued

6.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED JUNE 30, 2005		FOR THE YEAR ENDED DECEMBER 31, 2004
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	743,709	$17,431,354	2,335,766	$52,316,549
Conversion from Class B	44,987,838	1,020,460,456	—	—
Redeemed	(5,265,744)	(123,994,847)	(4,541,282)	(102,875,168)
Net increase (decrease) – Class A	40,465,803	913,896,963	(2,205,516)	(50,558,619)
CLASS B SHARES
Sold	784,674	17,386,904	3,019,869	64,996,475
Conversion to Class A	(47,748,940)	(1,020,460,456)	—	—
Redeemed	(20,665,025)	(458,657,283)	(58,462,641)	(1,253,590,514)
Net decrease – Class B	(67,629,291)	(1,461,730,835)	(55,442,772)	(1,188,594,039)
CLASS C SHARES
Sold	133,108	2,916,757	451,006	9,580,261
Redeemed	(1,239,254)	(27,221,185)	(3,003,223)	(63,766,540)
Net decrease – Class C	(1,106,146)	(24,304,428)	(2,552,217)	(54,186,279)
CLASS D SHARES
Sold	1,278,827	30,561,122	3,943,420	90,709,288
Redeemed	(4,167,669)	(100,154,899)	(10,217,447)	(235,003,375)
Net decrease – Class D	(2,888,842)	(69,593,777)	(6,274,027)	(144,294,087)
Net decrease in Fund	(31,158,476)	$(641,732,077)	(66,474,532)	$(1,437,633,024)

Morgan Stanley American Opportunities Fund

Notes to Financial Statements June 30, 2005 (unaudited) continued

8.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley American Opportunities Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED JUNE 30, 2005		FOR THE YEAR ENDED DECEMBER 31,
			2004	2003	2002	2001	2000
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$24.42		$22.55	$18.88	$24.36	$33.77	$43.35
Income (loss) from investment operations:
Net investment income (loss)‡	(0.01)		0.07	0.03	0.04	0.18	0.16
Net realized and unrealized gain (loss)	(0.35)		1.80	3.64	(5.52)	(9.17)	(4.40)
Total income (loss) from investment operations	(0.36)		1.87	3.67	(5.48)	(8.99)	(4.24)
Less distributions from net realized gain	—		—	—	—	(0.42)	(5.34)
Net asset value, end of period	$24.06		$24.42	$22.55	$18.88	$24.36	$33.77
Total Return†	(1.47)	% (1)	8.29%	19.44%	(22.50)%	(26.72)%	(9.51)%
Ratios to Average Net Assets(3):
Expenses	1.00	%(2)	0.97%	0.91%	0.89%	0.81%	0.80%
Net investment income (loss)	(0.17)	% (2)	0.29%	0.14%	0.19%	0.68%	0.37%
Supplemental Data:
Net assets, end of period, in thousands	$1,229,572		$259,778	$289,619	$224,296	$298,624	$397,887
Portfolio turnover rate	49	%(1)	131%	264%	306%	380%	425%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2005		FOR THE YEAR ENDED DECEMBER 31,
			2004	2003	2002	2001	2000
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$23.07		$21.47	$18.12	$23.56	$32.94	$42.63
Income (loss) from investment operations:
Net investment loss‡	(0.11)		(0.10)	(0.13)	(0.12)	(0.03)	(0.05)
Net realized and unrealized gain (loss)	(0.32)		1.70	3.48	(5.32)	(8.93)	(4.30)
Total income (loss) from investment operations	(0.43)		1.60	3.35	(5.44)	(8.96)	(4.35)
Less distributions from net realized gain	—		—	—	—	(0.42)	(5.34)
Net asset value, end of period	$22.64		$23.07	$21.47	$18.12	$23.56	$32.94
Total Return†	(1.86)	% (1)	7.45%	18.49%	(23.09)%	(27.30)%	(9.93)%
Ratios to Average Net Assets(3):
Expenses	1.76	%(2)	1.73%	1.71%	1.67%	1.61%	1.28%
Net investment loss	(0.93)	% (2)	(0.47)%	(0.66)%	(0.59)%	(0.12)%	(0.11)%
Supplemental Data:
Net assets, end of period, in millions	$1,381		$2,968	$3,952	$3,886	$6,192	$10,151
Portfolio turnover rate	49	%(1)	131%	264%	306%	380%	425%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2005		FOR THE YEAR ENDED DECEMBER 31,
			2004	2003	2002	2001	2000
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$22.84		$21.25	$17.93	$23.31	$32.58	$42.35
Income (loss) from investment operations:
Net investment loss‡	(0.09)		(0.10)	(0.13)	(0.11)	(0.03)	(0.15)
Net realized and unrealized gain (loss)	(0.33)		1.69	3.45	(5.27)	(8.82)	(4.28)
Total income (loss) from investment operations	(0.42)		1.59	3.32	(5.38)	(8.85)	(4.43)
Less distributions from net realized gain	—		—	—	—	(0.42)	(5.34)
Net asset value, end of period	$22.42		$22.84	$21.25	$17.93	$23.31	$32.58
Total Return†	(1.84)	% (1)	7.48%	18.52%	(23.08)%	(27.29)%	(10.17)%
Ratios to Average Net Assets(3):
Expenses	1.70	%(2)	1.71%	1.71%	1.59%	1.61%	1.55%
Net investment loss	(0.87)	% (2)	(0.45)%	(0.66)%	(0.51)%	(0.12)%	(0.38)%
Supplemental Data:
Net assets, end of period, in thousands	$126,439		$154,078	$197,578	$154,426	$227,574	$348,180
Portfolio turnover rate	49	%(1)	131%	264%	306%	380%	425%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2005		FOR THE YEAR ENDED DECEMBER 31,
			2004	2003	2002	2001	2000
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$24.91		$22.95	$19.18	$24.69	$34.15	$43.66
Income (loss) from investment operations:
Net investment income‡	0.01		0.13	0.07	0.09	0.23	0.28
Net realized and unrealized gain (loss)	(0.35)		1.83	3.70	(5.60)	(9.27)	(4.45)
Total income (loss) from investment operations	(0.34)		1.96	3.77	(5.51)	(9.04)	(4.17)
Less distributions from net realized gain	—		—	—	—	(0.42)	(5.34)
Net asset value, end of period.	$24.57		$24.91	$22.95	$19.18	$24.69	$34.15
Total Return†	(1.36)	% (1)	8.54%	19.66%	(22.32)%	(26.56)%	(9.28)%
Ratios to Average Net Assets(3):
Expenses	0.76	%(2)	0.73%	0.71%	0.67%	0.61%	0.55%
Net investment income ..	0.07	%(2)	0.53%	0.34%	0.41%	0.88%	0.62%
Supplemental Data:
Net assets, end of period, in thousands	$546,536		$626,205	$720,903	$458,680	$431,754	$569,203
Portfolio turnover rate	49	%(1)	131%	264%	306%	380%	425%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

(This page has been left blank intentionally.)

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2005 Morgan Stanley

37920RPT-RA05-00654P-Y06/05	MORGAN STANLEY FUNDS
Morgan Stanley American Opportunities Fund Semiannual Report June 30, 2005

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley American Opportunities Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 23, 2005

                                       3

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley American
     Opportunities Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

                                       4

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: August 23, 2005

                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                       5

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley American
     Opportunities Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       6

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: August 23, 2005

                                                    /s/ Francis Smith
                                                    Francis Smith
                                                    Principal Financial  Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley American Opportunities Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended June 30, 2005 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: August 23, 2005                           /s/ Ronald E. Robison
                                                ---------------------------
                                                Ronald E. Robison
                                                Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley American Opportunities Fund and will be retained by
Morgan Stanley American Opportunities Fund and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley American Opportunities Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended June 30, 2005 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: August 23, 2005                                /s/ Francis Smith
                                                     ----------------------
                                                     Francis Smith
                                                     Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley American Opportunities Fund and will be retained by
Morgan Stanley American Opportunities Fund and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       9